Quarterly Holdings Report
for
Fidelity® Series High Income Fund
January 31, 2023
FSH-NPRT3-0423
1.924276.111
Corporate Bonds - 85.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 3.1%
Broadcasting - 1.4%
DISH Network Corp.:
2.375% 3/15/24	8,084,000	7,489,826
3.375% 8/15/26	13,185,000	8,626,842
		16,116,668
Energy - 1.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,175,827	7,531,642
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,028,327	12,992,246
		20,523,888
TOTAL CONVERTIBLE BONDS		36,640,556
Nonconvertible Bonds - 82.0%
Aerospace - 2.7%
ATI, Inc.:
4.875% 10/1/29	1,215,000	1,111,883
5.875% 12/1/27	2,590,000	2,498,869
Bombardier, Inc. 7.875% 4/15/27 (d)	3,678,000	3,663,597
BWX Technologies, Inc. 4.125% 6/30/28 (d)	3,247,000	2,930,436
Howmet Aerospace, Inc.:
5.9% 2/1/27	545,000	554,538
6.875% 5/1/25	545,000	559,988
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	830,000	701,856
4.625% 3/1/28 (d)	2,795,000	2,551,835
TransDigm, Inc.:
4.625% 1/15/29	2,335,000	2,106,544
5.5% 11/15/27	8,055,000	7,692,525
6.25% 3/15/26 (d)	3,980,000	3,978,598
6.375% 6/15/26	1,090,000	1,076,359
7.5% 3/15/27	1,455,000	1,466,327
8% 12/15/25 (d)	1,395,000	1,422,328
		32,315,683
Air Transportation - 0.5%
Air Canada 3.875% 8/15/26 (d)	805,000	744,623
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	3,435,000	3,367,416
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	490,500	495,557
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	1,635,000	1,671,755
		6,279,351
Automotive - 0.2%
Ford Motor Co. 6.1% 8/19/32	1,225,000	1,201,509
Ford Motor Credit Co. LLC 3.625% 6/17/31	1,540,000	1,280,771
		2,482,280
Automotive & Auto Parts - 1.8%
Dana, Inc.:
4.25% 9/1/30	440,000	372,374
5.375% 11/15/27	295,000	280,313
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.2657% 3/6/26 (e)(f)	1,540,000	1,552,290
2.3% 2/10/25	4,905,000	4,548,081
2.9% 2/10/29	2,715,000	2,264,343
3.375% 11/13/25	545,000	507,531
3.815% 11/2/27	1,640,000	1,480,100
4% 11/13/30	550,000	480,227
4.389% 1/8/26	1,090,000	1,046,215
4.95% 5/28/27	2,190,000	2,089,846
5.125% 6/16/25	545,000	535,664
6.95% 3/6/26	4,385,000	4,485,373
ZF North America Capital, Inc. 4.75% 4/29/25 (d)	1,310,000	1,263,443
		20,905,800
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	970,000	865,947
Broadcasting - 1.6%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	9,005,000	664,119
DISH Network Corp. 11.75% 11/15/27 (d)	2,760,000	2,868,192
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	650,000	499,866
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	1,670,000	1,331,825
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	2,505,000	2,229,701
4.125% 7/1/30 (d)	4,535,000	3,889,352
TEGNA, Inc.:
4.625% 3/15/28	1,895,000	1,778,548
5% 9/15/29	725,000	682,957
Univision Communications, Inc.:
4.5% 5/1/29 (d)	2,170,000	1,867,111
6.625% 6/1/27 (d)	3,080,000	3,018,400
		18,830,071
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	824,000	784,340
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	2,210,000	1,901,147
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,335,000	1,219,577
6% 12/1/29 (d)	1,230,000	1,050,740
		4,955,804
Cable/Satellite TV - 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	3,680,000	3,065,624
4.25% 1/15/34 (d)	2,145,000	1,672,135
4.5% 8/15/30 (d)	3,585,000	3,063,239
4.5% 5/1/32	5,635,000	4,662,963
4.5% 6/1/33 (d)	7,590,000	6,166,875
4.75% 3/1/30 (d)	4,755,000	4,154,871
4.75% 2/1/32 (d)	3,090,000	2,626,500
5% 2/1/28 (d)	1,495,000	1,395,956
5.375% 6/1/29 (d)	1,705,000	1,577,125
CSC Holdings LLC:
4.125% 12/1/30 (d)	2,050,000	1,515,504
4.5% 11/15/31 (d)	555,000	408,746
4.625% 12/1/30 (d)	5,335,000	3,154,599
5.375% 2/1/28 (d)	3,840,000	3,240,000
5.75% 1/15/30 (d)	3,435,000	2,164,050
7.5% 4/1/28 (d)	3,345,000	2,446,065
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)	535,000	484,606
DISH DBS Corp. 5.75% 12/1/28 (d)	2,740,000	2,241,821
Dolya Holdco 18 DAC 5% 7/15/28 (d)	1,680,000	1,524,768
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	2,875,000	2,201,589
6.5% 9/15/28 (d)	6,315,000	3,290,052
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	4,400,000	4,087,600
Ziggo BV 4.875% 1/15/30 (d)	1,455,000	1,267,363
		56,412,051
Capital Goods - 1.0%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,905,000	1,689,586
Regal Rexnord Corp.:
6.05% 2/15/26 (d)	1,640,000	1,666,608
6.05% 4/15/28 (d)	1,090,000	1,106,585
6.3% 2/15/30 (d)	1,090,000	1,111,433
Vertical Holdco GmbH 7.625% 7/15/28 (d)	2,315,000	2,058,604
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	4,865,000	4,502,898
		12,135,714
Chemicals - 3.4%
CVR Partners LP 6.125% 6/15/28 (d)	2,072,000	1,875,230
Element Solutions, Inc. 3.875% 9/1/28 (d)	1,999,000	1,769,115
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	1,360,000	1,234,540
7% 12/31/27 (d)	440,000	383,460
LSB Industries, Inc. 6.25% 10/15/28 (d)	1,975,000	1,779,495
Methanex Corp.:
5.125% 10/15/27	3,800,000	3,619,500
5.65% 12/1/44	3,017,000	2,479,589
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,900,000	1,632,993
4.875% 6/1/24 (d)	1,290,000	1,270,650
5% 5/1/25 (d)	940,000	903,959
5.25% 6/1/27 (d)	4,320,000	4,017,946
Nufarm Australia Ltd. 5% 1/27/30 (d)	2,575,000	2,336,337
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	2,030,000	1,702,789
6.25% 10/1/29 (d)	2,255,000	1,871,582
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	1,550,000	1,431,425
The Chemours Co. LLC:
4.625% 11/15/29 (d)	790,000	660,061
5.375% 5/15/27	2,604,000	2,407,357
5.75% 11/15/28 (d)	6,955,000	6,337,744
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	3,750,000	3,125,625
		40,839,397
Consumer Products - 0.4%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	295,000	271,400
Mattel, Inc.:
3.375% 4/1/26 (d)	340,000	317,052
3.75% 4/1/29 (d)	3,225,000	2,897,340
Newell Brands, Inc.:
4.45% 4/1/26	545,000	517,772
6.375% 9/15/27	545,000	547,829
		4,551,393
Containers - 0.9%
Ball Corp. 4.875% 3/15/26	1,635,000	1,610,516
Berry Global, Inc. 4.875% 7/15/26 (d)	875,000	852,250
BWAY Holding Co. 7.875% 8/15/26 (d)(g)	1,630,000	1,644,263
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	610,000	528,117
Sealed Air Corp.:
5% 4/15/29 (d)	2,240,000	2,149,683
6.125% 2/1/28 (d)	655,000	660,830
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	2,379,000	2,281,794
8.5% 8/15/27 (d)	975,000	937,219
		10,664,672
Diversified Financial Services - 3.2%
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	3,705,000	2,389,725
3.625% 10/1/31 (d)	4,210,000	2,452,325
Hightower Holding LLC 6.75% 4/15/29 (d)	1,875,000	1,614,038
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	4,560,000	3,970,905
5.25% 5/15/27	6,865,000	6,410,194
6.25% 5/15/26	5,190,000	5,098,617
6.375% 12/15/25	1,225,000	1,214,294
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)	390,000	330,777
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	1,415,000	1,175,624
MSCI, Inc.:
3.25% 8/15/33 (d)	1,095,000	897,900
3.625% 9/1/30 (d)	2,190,000	1,906,210
OneMain Finance Corp.:
3.5% 1/15/27	3,265,000	2,840,412
3.875% 9/15/28	4,865,000	4,086,600
6.875% 3/15/25	220,000	219,309
7.125% 3/15/26	3,970,000	3,944,016
		38,550,946
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	4,035,000	3,066,600
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	790,000	616,200
		3,682,800
Energy - 12.8%
Altus Midstream LP 5.875% 6/15/30 (d)	1,535,000	1,458,250
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)	545,000	528,650
7.875% 5/15/26 (d)	545,000	559,306
Apache Corp. 4.25% 1/15/30	775,000	709,001
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	2,540,000	2,260,600
California Resources Corp. 7.125% 2/1/26 (d)	765,000	744,536
Centennial Resource Production LLC:
5.875% 7/1/29 (d)	3,318,000	3,102,330
7.75% 2/15/26 (d)	860,000	859,484
CGG SA 8.75% 4/1/27 (d)	750,000	665,133
Cheniere Energy Partners LP:
3.25% 1/31/32	2,190,000	1,828,278
4% 3/1/31	1,085,000	973,419
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	2,380,000	2,332,079
CNX Resources Corp. 7.375% 1/15/31 (d)	625,000	607,806
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	1,550,000	1,329,125
6.75% 3/1/29 (d)	3,110,000	2,868,975
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	9,034,000	8,633,884
5.75% 4/1/25	3,360,000	3,312,456
6% 2/1/29 (d)	4,453,000	4,224,416
7.375% 2/1/31 (d)	1,090,000	1,096,813
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	1,295,000	1,186,154
5.625% 10/15/25 (d)	230,000	224,250
CVR Energy, Inc.:
5.25% 2/15/25 (d)	3,735,000	3,604,275
5.75% 2/15/28 (d)	2,890,000	2,644,350
Delek Logistics Partners LP 7.125% 6/1/28 (d)	3,405,000	3,123,204
DT Midstream, Inc.:
4.125% 6/15/29 (d)	1,140,000	1,000,350
4.375% 6/15/31 (d)	545,000	476,723
EnLink Midstream LLC 5.625% 1/15/28 (d)	665,000	650,038
EnLink Midstream Partners LP 4.85% 7/15/26	985,000	955,030
EQM Midstream Partners LP:
4% 8/1/24	1,085,000	1,049,738
6% 7/1/25 (d)	140,000	137,831
6.5% 7/1/27 (d)	1,962,000	1,926,704
7.5% 6/1/27 (d)	735,000	734,984
7.5% 6/1/30 (d)	735,000	734,081
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,160,000	2,038,392
Harvest Midstream I LP 7.5% 9/1/28 (d)	1,110,000	1,091,963
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,115,000	976,525
5.125% 6/15/28 (d)	3,025,000	2,848,738
5.625% 2/15/26 (d)	1,850,000	1,831,722
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	775,000	720,750
6.25% 11/1/28 (d)	775,000	744,395
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	2,280,000	2,123,250
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(h)	10,580,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	13,490,000	12,412,957
6.75% 9/15/25 (d)	13,740,000	13,144,176
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	1,725,000	1,638,162
Occidental Petroleum Corp.:
5.5% 12/1/25	2,335,000	2,350,738
5.55% 3/15/26	325,000	328,266
5.875% 9/1/25	1,656,000	1,676,195
6.125% 1/1/31	1,895,000	1,977,793
6.625% 9/1/30	2,545,000	2,701,893
7.5% 5/1/31	2,575,000	2,864,688
7.875% 9/15/31	635,000	719,195
8.875% 7/15/30	2,170,000	2,555,175
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	145,000	129,050
4.95% 7/15/29 (d)	1,480,000	1,337,739
6.875% 4/15/40 (d)	655,000	555,071
SM Energy Co. 5.625% 6/1/25	2,035,000	1,994,300
Southwestern Energy Co. 4.75% 2/1/32	1,640,000	1,445,693
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	210,000	202,944
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,670,000	1,510,832
5.875% 3/15/28	875,000	857,500
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	1,155,000	1,020,731
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	3,125,000	2,877,766
6% 3/1/27 (d)	6,630,000	6,285,922
6% 12/31/30 (d)	6,055,000	5,514,773
6% 9/1/31 (d)	3,695,000	3,325,500
7.5% 10/1/25 (d)	1,765,000	1,786,773
Teine Energy Ltd. 6.875% 4/15/29 (d)	295,000	275,456
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	967,967	981,597
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	202,000	204,514
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	565,600	582,642
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	883,750	877,122
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	616,879	612,252
Transocean, Inc. 8.75% 2/15/30 (d)	1,415,000	1,458,865
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,155,000	1,917,950
4.125% 8/15/31 (d)	1,865,000	1,653,434
6.25% 1/15/30 (d)	1,635,000	1,665,705
Western Gas Partners LP 3.35% 2/1/25	1,950,000	1,862,250
		152,223,608
Environmental - 1.1%
Clean Harbors, Inc. 6.375% 2/1/31 (d)	515,000	524,631
Covanta Holding Corp. 4.875% 12/1/29 (d)	1,730,000	1,511,588
Darling Ingredients, Inc. 6% 6/15/30 (d)	910,000	905,450
GFL Environmental, Inc.:
3.75% 8/1/25 (d)	1,090,000	1,035,773
5.125% 12/15/26 (d)	1,090,000	1,060,298
Madison IAQ LLC:
4.125% 6/30/28 (d)	2,375,000	2,090,499
5.875% 6/30/29 (d)	3,810,000	3,022,244
Stericycle, Inc.:
3.875% 1/15/29 (d)	2,775,000	2,462,147
5.375% 7/15/24 (d)	575,000	569,463
		13,182,093
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	7,705,000	6,645,563
4.875% 2/15/30 (d)	2,205,000	2,028,239
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	4,720,000	2,052,964
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	675,000	564,755
		11,291,521
Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5% 12/15/28 (d)	3,110,000	2,398,588
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	3,660,000	3,298,575
Performance Food Group, Inc. 5.5% 10/15/27 (d)	1,505,000	1,448,555
Post Holdings, Inc.:
4.625% 4/15/30 (d)	1,290,000	1,135,200
5.5% 12/15/29 (d)	1,325,000	1,228,770
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	4,030,000	3,515,127
TreeHouse Foods, Inc. 4% 9/1/28	860,000	717,240
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	7,460,000	5,921,440
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	820,000	734,069
4.75% 2/15/29 (d)	2,180,000	1,994,252
		22,391,816
Gaming - 1.5%
Affinity Gaming LLC 6.875% 12/15/27 (d)	3,630,000	3,249,758
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	2,675,000	2,664,696
7% 2/15/30 (d)(g)	1,305,000	1,327,838
8.125% 7/1/27 (d)	2,509,000	2,546,635
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	2,125,000	1,763,750
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	1,515,000	1,524,469
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	975,000	906,789
Station Casinos LLC 4.5% 2/15/28 (d)	1,665,000	1,498,916
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	3,039,000	2,870,883
		18,353,734
Healthcare - 7.1%
1375209 BC Ltd. 9% 1/30/28 (d)	1,306,000	1,301,116
180 Medical, Inc. 3.875% 10/15/29 (d)	2,065,000	1,830,130
AMN Healthcare 4% 4/15/29 (d)	3,205,000	2,780,113
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,000,000	1,758,120
4.625% 7/15/28 (d)	1,750,000	1,649,533
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	1,506,000	1,178,294
14% 10/15/30 (d)	461,000	287,765
Catalent Pharma Solutions 3.5% 4/1/30 (d)	1,320,000	1,092,181
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	1,150,000	1,024,287
4% 3/15/31 (d)	975,000	860,184
4.25% 5/1/28 (d)	472,000	436,756
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	4,055,000	3,102,045
5.25% 5/15/30 (d)	7,690,000	6,205,215
5.625% 3/15/27 (d)	4,905,000	4,341,906
6% 1/15/29 (d)	2,290,000	2,010,048
6.125% 4/1/30 (d)	2,885,000	1,734,283
6.875% 4/15/29 (d)	3,575,000	2,261,188
8% 3/15/26 (d)	1,075,000	1,037,755
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	2,070,000	1,853,499
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	855,000	664,763
4.625% 6/1/30 (d)	7,480,000	6,301,900
Embecta Corp. 5% 2/15/30 (d)	860,000	708,425
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	3,010,000	2,617,556
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,875,000	1,678,688
Hologic, Inc.:
3.25% 2/15/29 (d)	3,405,000	2,995,753
4.625% 2/1/28 (d)	6,000	5,718
Jazz Securities DAC 4.375% 1/15/29 (d)	1,850,000	1,687,829
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	785,000	680,344
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	1,465,000	1,260,090
Mozart Borrower LP 3.875% 4/1/29 (d)	545,000	465,983
Option Care Health, Inc. 4.375% 10/31/29 (d)	1,095,000	945,885
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,935,000	3,559,011
5.125% 4/30/31 (d)	2,160,000	1,950,026
Owens & Minor, Inc. 4.5% 3/31/29 (d)	1,010,000	822,736
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)	2,290,000	2,026,650
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	1,540,000	1,256,640
Teleflex, Inc. 4.25% 6/1/28 (d)	930,000	857,879
Tenet Healthcare Corp.:
4.25% 6/1/29	3,290,000	2,929,432
4.375% 1/15/30	1,990,000	1,768,971
4.625% 6/15/28	3,350,000	3,106,790
6.125% 10/1/28	4,620,000	4,320,070
6.125% 6/15/30 (d)	2,820,000	2,737,402
6.25% 2/1/27 (d)	2,741,000	2,638,213
		84,731,172
Homebuilders/Real Estate - 3.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	985,000	822,475
Howard Hughes Corp.:
4.125% 2/1/29 (d)	1,325,000	1,144,164
4.375% 2/1/31 (d)	1,325,000	1,100,987
Kennedy-Wilson, Inc. 4.75% 2/1/30	3,015,000	2,473,009
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	4,145,000	2,901,449
4.625% 8/1/29	2,850,000	2,215,875
5% 10/15/27	11,120,000	9,400,125
Railworks Holdings LP 8.25% 11/15/28 (d)	1,990,000	1,842,651
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	395,000	361,228
5.625% 3/1/24 (d)	545,000	542,951
TopBuild Corp. 4.125% 2/15/32 (d)	3,180,000	2,697,944
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	6,395,000	5,229,273
6.5% 2/15/29 (d)	20,416,000	14,189,120
		44,921,251
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	4,715,000	3,959,421
3.75% 5/1/29 (d)	495,000	439,614
4% 5/1/31 (d)	2,420,000	2,096,930
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,785,000	1,646,316
		8,142,281
Insurance - 0.6%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	3,740,000	3,427,542
AmWINS Group, Inc. 4.875% 6/30/29 (d)	3,115,000	2,732,366
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,355,000	1,159,040
		7,318,948
Leisure - 2.3%
Carnival Corp.:
5.75% 3/1/27 (d)	3,680,000	3,054,400
6% 5/1/29 (d)	3,890,000	3,073,100
6.65% 1/15/28	300,000	230,787
7.625% 3/1/26 (d)	4,415,000	4,017,650
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	1,485,000	1,173,373
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	890,000	769,832
7.75% 2/15/29 (d)	2,010,000	1,724,439
NCL Finance Ltd. 6.125% 3/15/28 (d)	640,000	520,000
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	4,110,000	3,565,425
5.375% 7/15/27 (d)	1,535,000	1,335,269
5.5% 8/31/26 (d)	3,160,000	2,828,078
5.5% 4/1/28 (d)	3,905,000	3,358,300
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	630,000	538,650
Voc Escrow Ltd. 5% 2/15/28 (d)	1,440,000	1,265,976
		27,455,279
Metals/Mining - 1.1%
Arconic Corp. 6% 5/15/25 (d)	545,000	539,592
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (d)	215,000	200,836
Constellium NV 5.875% 2/15/26 (d)	242,000	238,700
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,005,000	906,698
ERO Copper Corp. 6.5% 2/15/30 (d)	2,895,000	2,462,559
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	3,115,000	3,004,340
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	545,000	479,268
4.5% 9/15/27 (d)	630,000	601,650
5.125% 5/15/24 (d)	440,000	436,973
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	860,000	792,275
Mineral Resources Ltd. 8.5% 5/1/30 (d)	1,400,000	1,446,368
PMHC II, Inc. 9% 2/15/30 (d)	2,130,000	1,641,515
		12,750,774
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	1,165,000	963,292
6% 6/15/27 (d)	1,985,000	1,982,300
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	815,000	801,239
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	390,000	364,030
Glatfelter Corp. 4.75% 11/15/29 (d)	1,385,000	969,500
SPA Holdings 3 OY 4.875% 2/4/28 (d)	2,205,000	1,886,027
		6,966,388
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	1,685,000	1,586,428
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	1,610,000	1,340,492
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	2,680,000	2,281,350
Garden SpinCo Corp. 8.625% 7/20/30 (d)	550,000	588,501
Yum! Brands, Inc. 4.625% 1/31/32	3,225,000	2,942,813
		5,812,664
Services - 5.9%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	3,646,000	3,393,624
AECOM 5.125% 3/15/27	730,000	717,298
APX Group, Inc. 6.75% 2/15/27 (d)	1,280,000	1,254,413
Aramark Services, Inc.:
5% 2/1/28 (d)	1,560,000	1,470,300
6.375% 5/1/25 (d)	2,505,000	2,505,626
ASGN, Inc. 4.625% 5/15/28 (d)	2,280,000	2,080,055
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	9,020,000	8,160,665
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	6,812,000	5,567,107
CoreCivic, Inc.:
4.75% 10/15/27	4,361,000	3,812,667
8.25% 4/15/26	7,700,000	7,872,739
Fair Isaac Corp. 4% 6/15/28 (d)	1,535,000	1,425,255
Gartner, Inc.:
3.625% 6/15/29 (d)	985,000	884,530
3.75% 10/1/30 (d)	1,600,000	1,418,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	7,291,000	7,171,610
Korn Ferry 4.625% 12/15/27 (d)	400,000	376,000
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	2,630,000	2,423,387
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)	2,190,000	2,128,746
PowerTeam Services LLC 9.033% 12/4/25 (d)	840,000	718,166
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)	1,090,000	1,068,243
Service Corp. International:
4% 5/15/31	2,505,000	2,190,572
5.125% 6/1/29	2,272,000	2,175,677
Sotheby's 7.375% 10/15/27 (d)	2,495,000	2,396,380
The GEO Group, Inc. 9.5% 12/31/28 (d)	2,110,000	2,041,425
TriNet Group, Inc. 3.5% 3/1/29 (d)	3,950,000	3,316,934
Uber Technologies, Inc. 4.5% 8/15/29 (d)	270,000	240,384
United Rentals North America, Inc. 6% 12/15/29 (d)	545,000	553,175
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	2,762,000	2,548,548
		69,911,526
Steel - 0.3%
Commercial Metals Co.:
3.875% 2/15/31	655,000	566,947
4.125% 1/15/30	1,140,000	1,020,300
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	2,705,000	2,437,394
		4,024,641
Super Retail - 1.9%
Bath & Body Works, Inc. 6.694% 1/15/27	625,000	626,488
Carvana Co.:
4.875% 9/1/29 (d)	1,545,000	687,525
5.5% 4/15/27 (d)	2,050,000	922,500
5.875% 10/1/28 (d)	1,015,000	441,525
10.25% 5/1/30 (d)	300,000	160,860
EG Global Finance PLC:
6.75% 2/7/25 (d)	2,875,000	2,664,608
8.5% 10/30/25 (d)	4,985,000	4,698,363
Hanesbrands, Inc. 4.875% 5/15/26 (d)	295,000	274,719
LBM Acquisition LLC 6.25% 1/15/29 (d)	2,315,000	1,759,400
Levi Strauss & Co. 3.5% 3/1/31 (d)	2,235,000	1,866,225
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	1,425,000	1,188,322
7.875% 5/1/29 (d)	1,100,000	836,000
Nordstrom, Inc.:
4.25% 8/1/31	1,630,000	1,223,983
4.375% 4/1/30	1,090,000	874,540
Sally Holdings LLC 5.625% 12/1/25	1,200,000	1,182,009
Wolverine World Wide, Inc. 4% 8/15/29 (d)	3,250,000	2,620,313
		22,027,380
Technology - 6.0%
Acuris Finance U.S. 5% 5/1/28 (d)	4,520,000	3,692,425
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	760,000	629,669
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	3,485,000	3,092,938
Block, Inc.:
2.75% 6/1/26	545,000	495,318
3.5% 6/1/31	440,000	367,407
Broadcom, Inc.:
2.45% 2/15/31 (d)	2,035,000	1,670,505
2.6% 2/15/33 (d)	1,570,000	1,233,357
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	810,000	722,765
4.875% 7/1/29 (d)	820,000	721,539
Coherent Corp. 5% 12/15/29 (d)	2,885,000	2,620,024
CommScope, Inc.:
4.75% 9/1/29 (d)	1,415,000	1,177,789
6% 3/1/26 (d)	1,260,000	1,206,261
Crowdstrike Holdings, Inc. 3% 2/15/29	535,000	459,072
Elastic NV 4.125% 7/15/29 (d)	1,715,000	1,467,641
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	4,475,000	4,194,143
5.95% 6/15/30 (d)	3,270,000	3,140,279
Entegris, Inc. 3.625% 5/1/29 (d)	990,000	844,291
Gartner, Inc. 4.5% 7/1/28 (d)	2,505,000	2,379,725
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (d)	1,395,000	1,206,396
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	4,095,000	3,506,344
Match Group Holdings II LLC 4.125% 8/1/30 (d)	140,000	120,400
MicroStrategy, Inc. 6.125% 6/15/28 (d)	4,810,000	4,059,178
onsemi 3.875% 9/1/28 (d)	1,875,000	1,710,956
Open Text Corp.:
3.875% 2/15/28 (d)	2,815,000	2,446,122
3.875% 12/1/29 (d)	3,245,000	2,698,705
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	155,000	130,522
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	2,710,000	1,629,388
5.375% 12/1/28 (d)	19,245,000	7,090,628
Roblox Corp. 3.875% 5/1/30 (d)	3,450,000	2,913,353
Sensata Technologies BV 4% 4/15/29 (d)	1,330,000	1,192,086
TTM Technologies, Inc. 4% 3/1/29 (d)	6,735,000	5,884,706
Twilio, Inc. 3.875% 3/15/31	1,270,000	1,048,074
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	2,835,000	2,875,464
8% 11/1/26 (d)	3,275,000	3,352,421
		71,979,891
Telecommunications - 8.4%
Altice Financing SA:
5% 1/15/28 (d)	2,610,000	2,219,257
5.75% 8/15/29 (d)	6,620,000	5,561,326
Altice France Holding SA 6% 2/15/28 (d)	6,280,000	4,223,300
Altice France SA:
5.125% 1/15/29 (d)	5,910,000	4,632,022
5.125% 7/15/29 (d)	2,830,000	2,212,494
5.5% 1/15/28 (d)	4,455,000	3,699,967
5.5% 10/15/29 (d)	20,000	15,745
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	16,089,000	15,305,144
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	765,000	650,235
5.625% 9/15/28 (d)	605,000	464,338
Consolidated Communications, Inc. 5% 10/1/28 (d)	930,000	697,683
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	3,330,000	3,027,470
5.875% 10/15/27 (d)	1,685,000	1,609,040
5.875% 11/1/29	2,485,000	2,025,921
8.75% 5/15/30 (d)	1,675,000	1,735,719
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	3,100,000	2,814,800
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)	1,010,000	879,351
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	565,000	420,360
4.25% 7/1/28 (d)	5,030,000	3,986,225
Lumen Technologies, Inc. 4.5% 1/15/29 (d)	5,290,000	3,557,525
Millicom International Cellular SA:
4.5% 4/27/31 (d)	3,880,000	3,284,420
5.125% 1/15/28 (d)	211,500	188,870
Sable International Finance Ltd. 5.75% 9/7/27 (d)	748,000	706,860
SBA Communications Corp. 3.125% 2/1/29	1,630,000	1,380,907
Sprint Corp.:
7.125% 6/15/24	4,360,000	4,452,266
7.625% 2/15/25	1,635,000	1,697,042
7.625% 3/1/26	3,715,000	3,929,231
7.875% 9/15/23	1,085,000	1,101,137
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	2,417,699
7.2% 7/18/36	1,449,000	1,230,983
7.721% 6/4/38	400,000	344,952
Uniti Group, Inc. 6% 1/15/30 (d)	5,895,000	3,907,457
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	2,980,000	2,570,280
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	3,745,000	3,130,932
Windstream Escrow LLC 7.75% 8/15/28 (d)	7,880,000	6,379,096
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	2,600,000	2,067,260
6.125% 3/1/28 (d)	1,755,000	1,206,563
		99,733,877
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	3,550,000	3,001,454
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	580,000	501,683
		3,503,137
Transportation Ex Air/Rail - 0.5%
Golar LNG Ltd. 7% 10/20/25 (d)	1,690,000	1,680,811
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	1,020,000	859,605
Seaspan Corp. 5.5% 8/1/29 (d)	4,095,000	3,110,808
		5,651,224
Utilities - 2.4%
Clearway Energy Operating LLC 3.75% 2/15/31 (d)	1,750,000	1,478,453
DPL, Inc. 4.125% 7/1/25	960,000	914,028
EnLink Midstream Partners LP 4.15% 6/1/25	545,000	525,097
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,332,000	3,199,144
NRG Energy, Inc.:
3.375% 2/15/29 (d)	2,360,000	1,951,087
5.25% 6/15/29 (d)	2,565,000	2,314,913
PG&E Corp.:
5% 7/1/28	4,420,000	4,141,761
5.25% 7/1/30	6,030,000	5,547,600
Pike Corp. 5.5% 9/1/28 (d)	4,027,000	3,554,458
Vertiv Group Corp. 4.125% 11/15/28 (d)	230,000	199,442
Vistra Operations Co. LLC:
5% 7/31/27 (d)	2,849,000	2,681,137
5.625% 2/15/27 (d)	1,965,000	1,897,663
		28,404,783
TOTAL NONCONVERTIBLE BONDS		977,176,817
TOTAL CORPORATE BONDS (Cost $1,143,197,623)		1,013,817,373

Common Stocks - 4.1%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (i)	12,300	1,391,007
Cable/Satellite TV - 0.2%
Altice U.S.A., Inc. Class A (i)	105,200	515,480
Charter Communications, Inc. Class A (i)	3,600	1,383,516
TOTAL CABLE/SATELLITE TV		1,898,996
Capital Goods - 0.1%
Regal Rexnord Corp.	9,000	1,252,800
Energy - 1.5%
California Resources Corp. warrants 10/27/24 (i)	2,871	31,437
Jonah Energy Parent LLC (c)(i)	148,945	8,390,072
Mesquite Energy, Inc. (c)(i)	149,356	8,944,947
TOTAL ENERGY		17,366,456
Food & Drug Retail - 1.9%
Southeastern Grocers, Inc. (b)(c)(i)	963,443	22,380,755
Gaming - 0.1%
Caesars Entertainment, Inc. (i)	35,932	1,870,620
Metals/Mining - 0.0%
Elah Holdings, Inc. (i)	333	21,678
Telecommunications - 0.0%
GTT Communications, Inc. (c)	40,978	506,095
Utilities - 0.2%
EQT Corp.	69,900	2,283,633
TOTAL COMMON STOCKS (Cost $21,986,712)		48,972,040

Bank Loan Obligations - 4.9%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (e)(f)(j)	1,960,555	1,763,107
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (e)(f)(j)	4,452,028	335,772
Gray Television, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.8687% 1/2/26 (e)(f)(j)	545,000	542,161
TOTAL BROADCASTING		2,641,040
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (e)(f)(j)	2,137,870	1,718,548
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.0697% 5/7/25 (c)(e)(f)(j)	2,562,576	2,472,886
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8.9625% 10/4/29 (e)(f)(j)	1,920,000	1,834,003
TOTAL CHEMICALS		4,306,889
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 2/6/25 (e)(f)(j)	2,370,068	2,278,607
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (e)(f)(j)	1,590,773	1,529,385
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(j)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(j)	1,217,000	0
TOTAL ENERGY		3,807,992
Healthcare - 0.3%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6614% 11/23/27 (e)(f)(j)	3,624,458	2,822,547
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 12/13/26 (e)(f)(j)	128,354	123,622
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (e)(f)(j)	800,000	779,936
TOTAL HEALTHCARE		3,726,105
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 5/10/25 (e)(f)(j)	325,000	324,526
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.8174% 4/25/25 (e)(f)(j)	1,788,055	1,784,943
TOTAL INSURANCE		2,109,469
Leisure - 0.5%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 7/21/28 (e)(f)(j)	5,778,387	5,547,251
Paper - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8364% 4/13/29 (e)(f)(j)	2,039,750	2,001,158
Services - 1.0%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (e)(f)(j)	225,000	194,544
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 12/10/28 (e)(f)(j)	2,247,300	2,139,497
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (e)(f)(j)	4,718,230	4,395,550
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (e)(f)(j)	2,720,000	2,488,800
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (e)(f)(j)	3,360,000	2,639,717
TOTAL SERVICES		11,858,108
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 3/5/28 (e)(f)(j)	2,778,894	2,728,180
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (e)(f)(j)	5,466,377	4,925,425
TOTAL SUPER RETAIL		7,653,605
Technology - 0.5%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0116% 2/15/29 (e)(f)(j)	3,020,842	2,857,203
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(j)(k)	370,171	350,119
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.0802% 7/6/29 (e)(f)(j)	565,000	563,412
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (e)(f)(j)	625,000	615,563
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (e)(f)(j)	1,255,000	1,233,201
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 8/27/25 (e)(f)(j)	825,372	823,011
TOTAL TECHNOLOGY		6,442,509
Telecommunications - 0.2%
GTT Communications BV 1LN, term loan:
11.423% 1/3/28 (e)(j)	1,960,084	1,541,939
13.6802% 6/3/28 (e)(j)	1,553,954	699,279
TOTAL TELECOMMUNICATIONS		2,241,218
Utilities - 0.3%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5797% 6/23/25 (e)(f)(j)	3,950,437	3,942,536
TOTAL BANK LOAN OBLIGATIONS (Cost $64,400,900)		57,996,428

Other - 1.1%
	Shares	Value ($)
Other - 1.1%
Fidelity Private Credit Central Fund LLC (b)(l) (Cost $12,551,322)	1,264,864	12,560,102

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (m) (Cost $47,589,444)	47,579,928	47,589,444

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,289,726,001)	1,180,935,387
NET OTHER ASSETS (LIABILITIES) - 0.8%	9,962,796
NET ASSETS - 100.0%	1,190,898,183

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,464,745 or 4.7% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $767,432,573 or 64.4% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing - Security is in default.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $647,989 and $612,888, respectively.

(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	12/09/21 - 1/31/23	12,568,687

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,175,827

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,028,327

Southeastern Grocers, Inc.	6/01/18	6,776,820

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	49,396,894	295,415,752	297,223,202	1,145,569	-	-	47,589,444	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	-	2,734,244	2,734,244	57	-	-	-	0.0%
Total	49,396,894	298,149,996	299,957,446	1,145,626	-	-	47,589,444

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Central Fund LLC	4,620,231	9,416,879	1,444,999	559,047	(36,447)	4,438	12,560,102
	4,620,231	9,416,879	1,444,999	559,047	(36,447)	4,438	12,560,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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